Equity (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 06, 2024
Equity
Number of shares issued through initial public offering	51,934,634	41,884,470	41,739,983
Percentage (%)	100.00%	100.00%	100.00%
Class A common shares | Bobsin Corp
Equity
Number of shares issued through initial public offering	9,780,060	919,525	897,635	8,860,535
Percentage (%)	18.83%	2.20%	2.15%
Class A common shares | Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia
Equity
Number of shares issued through initial public offering	0	0	27,108
Percentage (%)	0.00%	0.00%	0.06%
Class A common shares | Twilio Inc.
Equity
Number of shares issued through initial public offering	3,846,153	3,846,153	3,846,153
Percentage (%)	7.41%	9.18%	9.21%
Class A common shares | Others
Equity
Number of shares issued through initial public offering	14,643,494	13,453,867	13,304,162
Percentage (%)	28.18%	32.11%	31.88%
Class B common shares | Bobsin Corp
Equity
Number of shares issued through initial public offering	9,578,220	9,578,220	9,578,220
Percentage (%)	18.44%	22.87%	22.95%
Class B common shares | Oria Zenvia Co-investment Holdings, LP
Equity
Number of shares issued through initial public offering	7,119,930	7,119,930	3,178,880
Percentage (%)	13.71%	17.00%	7.62%
Class B common shares | Oria Zenvia Co-investment Holdings II, LP
Equity
Number of shares issued through initial public offering	0	0	3,941,050
Percentage (%)		0.00%	9.44%
Class B common shares | Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia
Equity
Number of shares issued through initial public offering	4,329,105	4,329,105	4,329,105
Percentage (%)	8.34%	10.34%	10.37%
Class B common shares | Oria Tech 1 Inovação Fundo de Investimento em Participações
Equity
Number of shares issued through initial public offering	2,637,670	2,637,670	2,637,670
Percentage (%)	5.09%	6.30%	6.32%